Annual Total Returns [BarChart] - Sustainable World Fund - Fund Shares	Oct. 01, 2021
Bar Chart Table:
2011	(4.35%)
2012	23.41%
2013	27.74%
2014	3.71%
2015	(1.62%)
2016	7.09%
2017	23.92%
2018	(9.77%)
2019	32.10%
2020	15.71%